UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	February 1, 2006 - January 31, 2007

Item 1:	Schedule of Investments

Vanguard STAR Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Funds (50.2%)
Vanguard Windsor II Fund Investor Shares	64,812,356	2,282,043
Vanguard Windsor Fund Investor Shares	65,649,696	1,242,749
Vanguard PRIMECAP Fund Investor Shares	13,759,459	969,216
Vanguard Morgan Growth Fund Investor Shares	50,461,777	977,444
Vanguard U.S. Growth Fund Investor Shares	52,200,215	969,880
Vanguard Explorer Fund Investor Shares	7,994,433	616,291

		7,057,623
International Stock Funds (12.7%)
Vanguard International Growth Fund Investor Shares	36,841,263	889,348
Vanguard International Value Fund	21,805,668	887,273

		1,776,621
Bond Funds (24.8%)
Vanguard GNMA Fund Investor Shares	171,264,434	1,740,047
Vanguard Long-Term Investment-Grade Fund Investor Shares	191,156,428	1,749,081

		3,489,128
Short-Term Bond Fund (12.2%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	162,880,797	1,716,764

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.272%	16,048,045	16,048

Total Investment Companies
(Cost $10,557,250)		14,056,184

Other Assets and Liabilities-Net (0.0%)		(4,712)

Net Assets (100%)		14,051,472

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2007, the cost of investment securities for tax purposes was $10,557,250,000. Net unrealized appreciation of investment securities for tax purposes was $3,498,934,000, consisting of unrealized gains of $3,526,302,000 on securities that had risen in value since their purchase and $27,368,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.1%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	334,846,520	12,215,201
Vanguard Pacific Stock Index Fund Investor Shares	435,194,847	5,479,103
Vanguard Emerging Markets Stock Index Fund Investor Shares	133,567,304	3,222,979

		20,917,283

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.272%	22,419,523	22,420

Total Investment Companies
(Cost $14,576,125 )		20,939,703

Other Assets and Liabilities-Net (-0.1%)		(14,063)

Net Assets (100%)		20,925,640

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2007, the cost of investment securities for tax purposes was $14,576,125,000. Net unrealized appreciation of investment securities for tax purposes was $6,363,578,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Growth Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Fund (49.9%)
Vanguard Total Stock Market Index Fund Investor Shares	129,656,808	4,502,981

International Stock Fund (15.0%)
Vanguard Total International Stock Index Fund	75,714,128	1,350,740

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	77,199,689	2,254,231

Bond Fund (9.9%)
Vanguard Total Bond Market Index Fund Investor Shares	90,145,093	896,042

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.272%	12,920,215	12,920

Total Investment Companies
(Cost $6,707,837)		9,016,914

Other Assets and Liabilities-Net (0.1%)		4,823

Net Assets (100%)		9,021,737

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2007, the cost of investment securities for tax purposes was $6,707,837,000. Net unrealized appreciation of investment securities for tax purposes was $2,309,077,000, consisting of unrealized gains of $2,315,489,000 on securities that had risen in value since their purchase and $6,412,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.1%)

U.S. Stock Fund (5.0%)
Vanguard Total Stock Market Index Fund Investor Shares	2,456,022	85,298

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	14,552,579	424,935

Bond Fund (50.0%)
Vanguard Total Bond Market Index Fund Investor Shares	85,305,378	847,935

Short-Term Bond Fund (19.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	31,879,640	336,012

Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 5.272%	3,286,673	3,287

Total Investment Companies
(Cost $1,548,672)		1,697,467

Other Assets and Liabilities-Net (-0.1%)		(1,455)

Net Assets (100%)		1,696,012

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2007, the cost of investment securities for tax purposes was $1,548,672,000. Net unrealized appreciation of investment securities for tax purposes was $148,795,000, consisting of unrealized gains of $169,737,000 on securities that had risen in value since their purchase and $20,942,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (99.9%)

U.S. Stock Fund (20.0%)
Vanguard Total Stock Market Index Fund Investor Shares	32,954,041	1,144,494

International Stock Fund (5.0%)
Vanguard Total International Stock Index Fund	16,018,455	285,769

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	49,149,235	1,435,158

Bond Fund (29.9%)
Vanguard Total Bond Market Index Fund Investor Shares	172,473,294	1,714,385

Short-Term Bond Fund (19.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	107,721,354	1,135,383

Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 5.272%	7,284,115	7,284

Total Investment Companies
(Cost $4,896,839)		5,722,473

Other Assets and Liabilities-Net (0.1%)		3,393

Net Assets (100%)		5,725,866

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2007, the cost of investment securities for tax purposes was $4,896,839,000. Net unrealized appreciation of investment securities for tax purposes was $825,634,000, consisting of unrealized gains of $858,835,000 on securities that had risen in value since their purchase and $33,201,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.0%)

U.S. Stock Fund (35.0%)
Vanguard Total Stock Market Index Fund Investor Shares	100,647,057	3,495,472

International Stock Fund (10.0%)
Vanguard Total International Stock Index Fund	55,842,484	996,230

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	85,334,050	2,491,754

Bond Fund (29.9%)
Vanguard Total Bond Market Index Fund Investor Shares	300,258,112	2,984,566

Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 5.272%	16,879,417	16,880

Total Investment Companies
(Cost $7,882,277)		9,984,902

Other Assets and Liabilities-Net (0.0%)		(75)

Net Assets (100%)		9,984,827

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2007, the cost of investment securities for tax purposes was $7,882,277,000. Net unrealized appreciation of investment securities for tax purposes was $2,102,625,000, consisting of unrealized gains of $2,131,274,000 on securities that had risen in value since their purchase and $28,649,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (99.9%)

International Stock Funds (99.9%)
Vanguard European Stock Index Fund Investor Shares	56,862,325	2,074,337
Vanguard Pacific Stock Index Fund Investor Shares	73,901,531	930,420

		3,004,757

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 5.272%	1,335,544	1,336

Total Investment Companies
(Cost $2,105,344)		3,006,093

Other Assets and Liabilities-Net (0.1%)		1,566

Net Assets (100%)		3,007,659

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2007, the cost of investment securities for tax purposes was $2,105,344,000. Net unrealized appreciation of investment securities for tax purposes was $900,749,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Institutional Developed Markets Index Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Investment Companies (100.0%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Institutional Shares	77,676,595	2,836,749
Vanguard Pacific Stock Index Fund Institutional Shares	100,930,572	1,272,735

		4,109,484

1 Vanguard Market Liquidity Fund, 5.272%	1,908,293	1,908

Total Investment Companies
(Cost $3,106,286)		4,111,392

Other Assets and Liabilities-Net (0.0%)		(1,833)

Net Assets (100%)		4,109,559

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At January 31, 2007, the cost of investment securities for tax purposes was $3,106,286,000. Net unrealized appreciation of investment securities for tax purposes was $1,005,106,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.